CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD CAD in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Cash flows provided by (used in) operating activities(1)
Income (loss) before income taxes	[1]	CAD 2,789	CAD 3,445
Adjustments:
Interest expense related to financing activities	[1]	247	269
Increase (decrease) in insurance and investment contract liabilities	[1]	5,368	5,378
Decrease (increase) in reinsurance assets	[1]	821	133
Realized and unrealized (gains) losses and foreign currency changes on invested assets	[1]	(2,798)	(2,456)
Sales, maturities and repayments of invested assets	[1]	55,973	47,115
Purchases of invested assets	[1]	(60,633)	(49,786)
Income taxes received (paid)	[1]	(436)	(310)
Mortgage securitization (Note 5)	[1]	214	474
Other operating activities	[1]	439	(594)
Net cash provided by (used in) operating activities	[1]	1,984	3,668
Cash flows provided by (used in) investing activities
Net (purchase) sale of property and equipment		(182)	(131)
Investment in and transactions with joint ventures and associates (Note 16)		(121)	(366)
Dividends received from joint ventures and associates (Note 16)		36	20
Acquisitions, net of cash and cash equivalents acquired (Note 3)(2)	[2]	(61)	(1,316)
Other investing activities		(11)	(100)
Net cash provided by (used in) investing activities		(339)	(1,893)
Cash flows provided by (used in) financing activities
Increase in (repayment of) borrowed funds		(45)	(610)
Issuance of subordinated debt, net of issuance costs (Note 14)		398	1,343
Redemption of senior debentures and subordinated debt (Notes 13 and 14)		(800)	(950)
Issuance of common shares on exercise of stock options		15	39
Transactions with non-controlling interests (Note 3)		0	(46)
Common shares purchased for cancellation (Note 15)		(175)	0
Dividends paid on common and preferred shares		(1,155)	(1,074)
Interest expense paid		(257)	(245)
Net cash provided by (used in) financing activities		(2,019)	(1,543)
Changes due to fluctuations in exchange rates		(179)	(235)
Increase (decrease) in cash and cash equivalents		(553)	(3)
Net cash and cash equivalents, beginning of year		6,509	6,512
Net cash and cash equivalents, end of year		5,956	6,509
Short-term securities, end of year		2,794	1,944
Net cash, cash equivalents and short-term securities, end of year (Note 5)		8,750	8,453
Total cash consideration paid		100	1,379
Cash and cash equivalents acquired		CAD 39	CAD 63

[1]	Balances in 2016 have been changed to conform with current year presentation.
[2]	Consists of total cash consideration paid of $100 ($1,379 in 2016), less cash and cash equivalents acquired of $39 ($63 in 2016).